Share-Based Payments - Total Shareholder Return Units Activity (Details) - Total Shareholder Return Units (TSRUs) [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	62,007
Granted, shares	52,574
Vested, shares	(5,805)
Forfeited, shares	(4,870)
Nonvested, end of period, shares	103,906	62,007
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share)	$ 5.97
Granted, weighted-average grant-date fair value per share (in dollars per share)	6.23	$ 5.83	$ 6.66
Vested, weighted-average grant date fair value per share (in dollars per share)	6.50
Forfeited, weighted-average grant date fair value per share (in dollars per share)	6.02
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share)	6.07	5.97
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Grant Price [Abstract]
Outstanding, beginning of period, weighted-average exercise price per share (in dollars per share)	31.10
Granted, weighted-average exercise price per share (in dollars per share)	34.06
Forfeited, weighted-average exercise price per share (in dollars per share)	32.25
Expired, weighted-average exercise price per share (in dollars per share)	32.36
Outstanding, end of period, weighted-average exercise price per share (in dollars per share)	$ 32.47	$ 31.10